Provisions and other liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Obligation	$ 13,632	$ 15,946
Reasonably possible change in the discount rate	1.00%
Increase (decrease) in liability through change in discount rate	$ (1,470)
Non-derivative financial liabilities	47,933	49,443
Asset retirement obligations
Disclosure of other provisions [line items]
Decrease in obligation	1,432
Obligation	10,928	$ 12,360
Undiscounted obligation	17,475
Increase (decrease) in liability through change in discount rate	(1,419)
Asset retirement obligations | Increase in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in liability through change in discount rate	(1,290)
Asset retirement obligations | Decrease in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in liability through change in discount rate	$ 1,671